Inventory (Tables)	12 Months Ended
Dec. 31, 2020
Inventory
Schedule of Inventories

	2020	2019
	$	$

Finished goods	3,573	1,836
Raw materials	1,774	1,850
Inventory provision	(16)	(18)
Total inventory	5,331	3,668